SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549

                                FORM 12b-25

                                             Commission File Number   333-58233

                        NOTIFICATION OF LATE FILING

(Check One):  (X) Form 10-Q

         For Period Ended: June 30, 2001

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

                                   PART I
                           REGISTRANT INFORMATION

Full name of registrant   DIAMOND BRANDS INCORPORATED

Address of principal executive office (Street and number)   1800 CLOQUET AVENUE

City, State and Zip Code   CLOQUET, MINNESOTA  55720

                                  PART II
                          RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

        {   (a)      The reasons described in reasonable detail in
        {            Part III of this form could not be eliminated
        {            without unreasonable effort or expense;
        {   (b)      The subject annual report, semi-annual report,
        {            transition report on Form 10-K, 20-F, 11-K, or
        {            Form N-SAR, or portion thereof will be filed on
        {            or before the 15th calendar day following the
 (  )   {            prescribed due date; or the subject quarterly
        {            report or transition report on Form 10-Q, or
        {            portion thereof will be filed on or before the
        {            fifth calendar day following the prescribed due
        {            date; and
        {   (c)      The accountant's statement or other exhibit
        {            required by Rule 12b-25(c) has been attached if
        {            applicable.


                                  PART III
                                  NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed)

         Diamond Brands Operating Corp. (the "Operating Company"), Diamond Brands Incorporated ("DBI"), the holding company for the Operating Company, and certain of their direct and indirect subsidiaries filed voluntary petitions seeking protection under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware on May 22, 2001. The Operating Company and DBI are in default under their respective indentures as a result of the Operating Company's default on an April 15, 2001, payment under its indenture. Upon DBI's exit from the Chapter 11 process, DBI expects to have undergone such changes (including to its capital structure) as to require changes in its quarterly report on Form 10-Q in order for such report to be accurate. In light of these circumstances, DBI has been unable to prepare financial statements for its quarterly report on Form 10-Q for the period ended June 30, 2001.


                                  PART IV
                             OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

   Wiliam L. Olson                 (218)              879-6700
        (Name)                  (Area Code)      (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s)

                                                 ( ) Yes   (X) No

         DBI has not filed its annual report on Form 10-K for the period ended December 31, 2000, and its Form 10-Q for the period ended March 31, 2001.

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                 (X) Yes   ( ) No

         The following estimates are based on our financial statements which have not been finalized. DBI's consolidated net sales for the three and six month periods ended June 30, 2001, were approximately $29.3 million and $50.7 million, respectively, an increase of approximately 6.9% from the comparable 2000 three month period and a decrease of 0.1% from the comparable 2000 six month period. Operating income for the three and six month periods ended June 30, 2001, was approximately $2.8 million and $4.9 million, respectively, compared to operating income of $5.7 million and $10.6 million in the comparable 2000 three and six month periods. These results reflect trends similar to those seen in DBI's first quarter ended March 31, 2001.

         DBI's consolidated interest expense for the three and six month periods ended June 30, 2001, was approximately $6.6 million and $12.6 million, respectively, compared to $6.0 million and $12.1 million in the comparable 2000 three and six month periods, consistent with results reported for DBI's first quarter ended March 31, 2001.


                        DIAMOND BRANDS INCORPORATED
                (Name of Registrant as Specified in Charter)

         Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

         Date: August 15, 2001         By:      /s/ William L. Olson
                                                -----------------------------
                                       Name:        William L. Olson
                                       Title:       Vice President of Finance